Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Schedule of Share capital

	Ordinary shares of USD0.001 each
	Number of	Nominal	Nominal
	shares	value	value
		USD’000	RMB’000
Authorised:
As at 1 January 2020, 31 December 2020, 1 January 2021, 31 December 2021, 1 January 2022, 31 December 2022, 1 January 2023 and 31 December 2023	1,500,000,000	1,500	10,599
Issued and paid:
As at 31 December 2021 and 1 January 2022	70,838,671	72	469
Issuance of shares to Hawyu (HK) Limited (Note i)	21,413,276	21	144
Issuance of shares under Performance Incentive Plan (Note ii)	1,927,793	2	13
As at 31 December 2022*	94,179,740	94	626
Issuance of shares to MY Universe (HK) Limited (Note iii)	36,402,570	36	250
Issuance of shares to Peak Asia Investment Holdings V Limited (Note iv)	12,088,808	12	88
Issuance of shares to Seefar Global Holdings Limited (Note v)	1,956,516	2	14
As at 31 December 2023**	144,627,634	145	978

Note i:

In May 2021, we entered into definite share subscription agreement for the issuance of 5,329,410 ordinary shares to Lafang China Co., Ltd. (“Lafang”), a daily consumer products producer in China, at a sale price of US$8.50 for every three ordinary shares (equivalent to US$8.50 per American Depositary Share of the Company), which amounted to US$15.1 million in proceeds. In May 2022, we entered into an amendment to the above share subscription agreement with Lafang. Pursuant to this amendment, we issued 21,413,276 ordinary shares to Hawyu (HK) Limited, a wholly-owned subsidiary of Lafang, at a sale price of RMB4.67 per ordinary share (equivalent to approximately US$2.1 per American Depositary Share based on the exchange rate as of 31 May 2022), which amounted to RMB100 million (US$15 million) in proceeds. The private placement was closed in July 2022. We utilized the money from this private placement to fund our business development and working capital.

Note ii:

On 29 July 2022, the Company issued 1,927,793 new ordinary shares to certain employees, representing an aggregate 2.0% of the total number of outstanding ordinary shares, at nil consideration in accordance with the 2019 Performance Incentive Plan proposed in September 2019. The purpose of this share option plan is to recognize contributions made by key employees on the negotiation and execution of the financing with Lafang China Co., Ltd. and Jiechuang, as well as to provide an incentive to retain a long-term relationship with the Company under the alignment of interests.

Note iii:

Reference is made to the 6-K report of the Company filed with the SEC on February 16, 2023. Further to its press release on July 20, 2022, the Company has closed its previously announced private placement offering through the issuance and allotment of 36,402,570 new ordinary shares of the Company (the “Subscription Shares”) to MY Universe (HK) Limited as designated by Hainan Oriental Jiechuang Investment Partnership (Limited Partnership) at a price of RMB 4.67 per Subscription Share for the aggregate gross proceeds of RMB 170 million.

Note iv:

Reference is made to the press release of the Company filed with the Securities and Exchange Commission (the “SEC”) on July 20, 2022, form 6-K of the Company filed with the SEC on February 16, 2023 and form 6-K of the Company filed with the SEC on August 17, 2023 (collectively, “Previous Disclosure”). Further to its Previous Disclosure, the Company has closed its previously announced the issue of a total number of 12,088,808 ordinary shares of the Company to ADV at a conversion price of US dollars equivalent of RMB4.203 per ordinary share on August 16, 2023 pursuant to the Note issued to ADV on September 17, 2020 and the cooperation agreement between ADV and its affiliate, the Company, Dr. Zhou Pengwu, Ms. Ding Wenting, Wanda and Jiechuang dated July 20, 2022. As of December 31, 2023, the Company has no convertible note outstanding.

Note v:

Further to the Company’s Previous Disclosure mentioned in Note iv, Seefar Global Holdings Limited exercised its warrants, converting them into 1,956,516 ordinary shares of the Company on August 18, 2023.

* The treasury shares as of December 31, 2022 were 135,000 ordinary shares, represented by 45,000 ADSs repurchased in 2020 pursuant to the Company’s repurchase program in October 2020.

Schedule of treasury shares

	Number of
	shares	RMB’000
As at 31 December 2020, 1 January 2021, 31 December 2021, 1 January 2022, 31 December 2022, 1 January 2023	135,000	2,023
Options outstanding under the Share Incentive Plan	1,128,750	—
As at 31 December 2023	1,263,750	2,023

Note i:

On 13 October 2020, the Company announced that its board of directors had approved a share repurchase program, under which the Company was authorized to repurchase in the open market up to US$6.0 million worth of its American depositary shares (“ADSs”) from time to time until 12 October 2021, depending on general market conditions, trading price and other factors, as well as subject to the applicable laws and the Company’s securities trading policy. During the applicable period, 135,000 ordinary shares were repurchased as treasury shares with a total consideration of approximately RMB2 million.